UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010

Shares		Value
	COMMON STOCK - 30.91%
	AEROSPACE/DEFENSE - 1.04%
1,501	L-3 Communications Holdings, Inc.	$ 137,537

	BANKS - 2.03%
6,927	Bank of America Corp.	123,647
35,827	Citigroup, Inc. *	145,099
		268,746
	COAL - 0.74%
2,139	Peabody Energy Corp.	97,752

	COMMERCIAL SERVICES - 1.23%
5,953	Iron Mountain, Inc.	163,112

	ELECTRIC - 1.96%
12,413	NRG Energy, Inc. *	259,432

	ELECTRONICS - 0.83%
6,788	Jabil Circuit, Inc.	109,898

	FOOD - 2.09%
14,502	Tyson Foods, Inc. - Cl. A	277,713

	FOREST PRODUCTS & PAPER - 1.00%
2,928	Weyerhaeuser Co.	132,550

	HOME BUILDERS - 2.70%
8,253	DR Horton, Inc.	103,988
22,631	Pulte Group, Inc. *	254,599
		358,587
	MEDIA - 3.75%
5,777	Cablevision Systems Corp.	139,457
2,169	DIRECTV - Cl. A *	73,334
13,665	DISH Network Corp. - Cl. A	284,505
		497,296
	MINING - 3.31%
3,852	Freeport-McMoRan Copper & Gold, Inc. - Cl. B	321,796
2,678	Teck Resources Ltd. *	116,654
		438,450
	OIL & GAS - 2.44%
10,517	Chesapeake Energy Corp.	248,622
1,454	Newfield Exploration Co. *	75,681
		324,303
	PACKAGING & CONTAINERS - 0.66%
3,265	Crown Holdings, Inc. *	88,024

	PIPELINES - 2.11%
25,868	El Paso Corp.	280,409

	REAL ESTATE INVESTMENT TRUSTS - 2.42%
21,898	Host Hotels & Resorts, Inc.	320,806
Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

Shares		Value
	RETAIL - 2.60%
4,989	GameStop Corp. - Cl. A *	$ 109,309
3,471	Ltd Brands, Inc.	85,456
3,448	RadioShack Corp.	78,028
14,425	Wendy's/Arby's Group, Inc.	72,125
		344,918
	TOTAL COMMON STOCK
	( Cost - $4,002,443)	4,099,533

	MUTUAL FUNDS - 40.81%
	DEBT FUND - 40.81%
492,951	Legg Mason Western Asset Corporate Bond Fund	5,412,606
	TOTAL MUTUAL FUNDS	5,412,606
	( Cost - $5,311,586)

	MONEY MARKET FUNDS - 27.80%
738,737	Dreyfus Government Cash
	Management - Institutional Class, 0.01%+	738,737
738,736	Fidelity Institutional Government
	Portfolio - Class I, 0.04%+	738,736
738,736	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.03%	738,736
738,737	JP Morgan U.S. Government
	Money Market Fund - Capital Class, 0.05%	738,737
731,068	Milestone Treasury Obligation
	Portfolio - Institutional Class, 0.01%	731068
	TOTAL MONEY MARKET FUNDS	3,686,014
	( Cost - $3,686,014)

	TOTAL INVESTMENTS - 99.52%
	(Cost - $13,000,043) (a)	13,198,153
	OTHER ASSETS LESS LIABILITIES - 0.48%	63,147
	NET ASSETS - 100.00%	$ 13,261,300
_________
* Non-Income producing security.
+ Reflects yield at March 31, 2010.

Number of Contracts	FUTURES CONTRACTS	Unrealized Appreciation (Depreciation)
12	S & P E-Mini
	Maturing June 2010 (Underlying Face Amount at Value $699,150)	17,610
10	Russell Mini
	Maturing June 2010 (Underlying Face Amount at Value $677,100)	(5,098)
	TOTAL FUTURES CONTRACTS	12,512
Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

(a) Represents cost for financial reporting purpose and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:
	Unrealized appreciation	$ 299,462
	Unrealized depreciation	(101,353)
	Net unrealized appreciation	$ 198,109

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,099,533	$ -	$ -	$ 4,099,533
Money Market Funds	-	3,686,014	-	3,686,014
Mutual Funds	5,412,606	-	-	5,412,606
Futures	12,512	-	-	12,512
Total	$ 9,524,651	$ 3,686,014	$ -	$ 13,210,665

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Changing Parameters Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/28/10